Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Net Income (Loss) Before Income Tax
Net (loss) income before income tax includes the following components:
	Year ended December 31, 2022	Year ended December 31, 2021
United States	$(36)	$6,265
International	29	35
	$(7)	$6,300

Schedule of Provision for Income Taxes
Income tax (benefit) provision for the year ended December 31, 2022 and 2021, consisted of the following:
	Year ended December 31, 2022	Year ended December 31, 2021
Current income tax provision:
Federal	$8,696	$4,828
State	1,647	711
International	17	9
Total current tax provision:	$10,360	$5,548
Deferred income tax benefit:
Federal	$(9,791)	$(4,436)
State	(1,428)	124
International	—	—
Total deferred tax benefit:	$(11,219)	$(4,312)
Total income tax (benefit) provision	$(859)	$1,236

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to portions of deferred tax assets and deferred tax liabilities are as follows:
	December 31,
	2022	2021
Deferred tax assets:
Accrued expenses	$210	$189
Equity awards	1,014	285
Net operating losses	499	4
General business credit	415	300
Deferred rent	—	47
Accrued compensation	315	282
Right-of-use asset	1,171	—
Capitalized research expenditures	970	—
Tax original issue discount	359	491
Capitalized interest carryforward	1,346	195
Other	131	—
Gross deferred tax assets	6,430	1,793
Less: Valuation allowance	(286)	—
Total deferred tax assets	6,144	1,793
Deferred tax liabilities:
Intangible assets	(17,168)	(22,551)
Lease liability	(1,089)	—
Other	(415)	(154)
Total gross deferred tax liabilities:	(18,672)	(22,705)
Net deferred tax liabilities	$(12,528)	$(20,912)

Summary of Tax Credit Carryforwards
Tax credit carryforwards are as follows:
	December 31, 2022
	Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$1,620	Do Not Expire
Net operating losses, state	$2,863	2032 - 2042
Tax credits, federal	$82	2042
Tax credits, state	$507	Do Not Expire
	December 31, 2021
	Amount	Expiration Years
Tax credits, state	$468	Do Not Expire

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the Company’s income tax (benefit) provision on (loss) income before income tax and the statutory tax rate is as follows:
	Year ended December 31, 2022	Year ended December 31, 2021
Income tax provision at the federal statutory rate of 21.0%	$(1)	$1,323
State taxes	(138)	605
Equity compensation	5,167	277
Transaction costs	482	—
Foreign derived intangible income deduction	(1,475)	(693)
Change in valuation allowance	286	(74)
Warrant liability revaluations	(4,472)	—
Research tax credit	(1,062)	(46)
Uncertain tax positions	260	113
Other items	94	(269)
	$(859)	$1,236

Schedule of Reconciliation of Total Amounts of Unrecognized Tax Benefits
The following table summarized the activity related to the gross unrecognized tax benefits as of December 31, 2022 and December 31, 2021:
	Year ended December 31, 2022	Year ended December 31, 2021
Balance at the beginning of the year	$341	$232
Increase related to current year tax positions	245	109
Balance at end of the year	$586	$341